Employee benefits - Sensitivity analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Defined benefit Plan +0.5% [Member]
IFRS Statement [Line Items]
Defined Benefit Plan Calculating Benefit Obligation Discount Rate	$ (290)	$ (306)
Defined Benefit Plan Calculating Benefit Obligation Rate Of Compensation Increase	310	328
Defined benefit Plan -0.5% [Member]
IFRS Statement [Line Items]
Defined Benefit Plan Calculating Benefit Obligation Discount Rate	319	339
Defined Benefit Plan Calculating Benefit Obligation Rate Of Compensation Increase	$ (285)	$ (300)